Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
Western Asset Emerging Markets Debt Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WESTERN ASSET EMERGING MARKETS DEBT FUND
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 24 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 75 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	31.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its assets in fixed income securities issued by governments, government-related entities and corporations located in emerging markets and related investments. The fund may invest without limit in high yield debt securities and related investments rated below investment grade (that is, securities rated below the Baa/BBB categories or, if unrated, determined to be of comparable credit quality by the subadviser). Below investment grade securities are commonly referred to as “junk bonds.” The fund may invest up to 50% of its assets in non-U.S. dollar denominated fixed income securities. These investments include, but are not limited to, instruments designed to restructure outstanding emerging market debt such as participations in loans between governments and financial institutions. The fund will be invested in at least three emerging market countries, which are countries that, at the time of investment, are represented in the J.P. Morgan Emerging Markets Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or categorized by the World Bank in its annual categorization as middle- or low-income. The fund may invest in securities of any maturity. The subadviser attempts to maintain the dollar-weighted average effective duration of the fund’s portfolio, as estimated by the fund’s subadviser, within a range of 20% (above or below) of the duration of the J.P. Morgan Emerging Markets Bond Index Global.

Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, interest rate swaps, credit default swaps (including buying and selling credit default swaps and options on credit default swaps), foreign currency futures, forwards and options, futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in this Prospectus. These instruments are taken into account when determining compliance with the fund’s 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

			The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Foreign investments and emerging market risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Other funds and investors investments risk. The fund may be an investment option for other Legg Mason, Inc. (“Legg Mason”) sponsored mutual funds that are managed as “funds of funds,” unaffiliated mutual funds and other investors with substantial investments in the fund. As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

			These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

			Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (06/30/2009): 19.40 Worst Quarter (12/31/2008): (12.15) The year-to-date return as of the most recent calendar quarter, which ended March 31, 2015, was 1.00
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
Western Asset Emerging Markets Debt Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.40%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.25%
1 year		rr_ExpenseExampleYear01	$ 547
3 years		rr_ExpenseExampleYear03	836
5 years		rr_ExpenseExampleYear05	1,145
10 years		rr_ExpenseExampleYear10	2,021
1 year		rr_ExpenseExampleNoRedemptionYear01	547
3 years		rr_ExpenseExampleNoRedemptionYear03	836
5 years		rr_ExpenseExampleNoRedemptionYear05	1,145
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,021
1 year		rr_AverageAnnualReturnYear01	(3.11%)
5 years	[5]	rr_AverageAnnualReturnYear05
10 years	[5]	rr_AverageAnnualReturnYear10
Since inception		rr_AverageAnnualReturnSinceInception	3.63%
Inception date		rr_AverageAnnualReturnInceptionDate	Jan. 13, 2010
Western Asset Emerging Markets Debt Fund | Class A2
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.29%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.29%
1 year		rr_ExpenseExampleYear01	$ 551
3 years		rr_ExpenseExampleYear03	816
5 years		rr_ExpenseExampleYear05	1,102
10 years		rr_ExpenseExampleYear10	1,915
1 year		rr_ExpenseExampleNoRedemptionYear01	551
3 years		rr_ExpenseExampleNoRedemptionYear03	816
5 years		rr_ExpenseExampleNoRedemptionYear05	1,102
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,915
1 year		rr_AverageAnnualReturnYear01	(3.04%)
5 years	[5]	rr_AverageAnnualReturnYear05
10 years	[5]	rr_AverageAnnualReturnYear10
Since inception		rr_AverageAnnualReturnSinceInception	0.07%
Inception date		rr_AverageAnnualReturnInceptionDate	Sep. 03, 2013
Western Asset Emerging Markets Debt Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.14%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.00%
1 year		rr_ExpenseExampleYear01	$ 303
3 years		rr_ExpenseExampleYear03	657
5 years		rr_ExpenseExampleYear05	1,137
10 years		rr_ExpenseExampleYear10	2,461
1 year		rr_ExpenseExampleNoRedemptionYear01	203
3 years		rr_ExpenseExampleNoRedemptionYear03	657
5 years		rr_ExpenseExampleNoRedemptionYear05	1,137
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,461
1 year		rr_AverageAnnualReturnYear01	(0.53%)
5 years	[5]	rr_AverageAnnualReturnYear05
10 years	[5]	rr_AverageAnnualReturnYear10
Since inception		rr_AverageAnnualReturnSinceInception	(1.85%)
Inception date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2012
Western Asset Emerging Markets Debt Fund | Class C1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses		rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.90%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.70%
1 year		rr_ExpenseExampleYear01	$ 273
3 years		rr_ExpenseExampleYear03	577
5 years		rr_ExpenseExampleYear05	1,007
10 years		rr_ExpenseExampleYear10	2,204
1 year		rr_ExpenseExampleNoRedemptionYear01	173
3 years		rr_ExpenseExampleNoRedemptionYear03	577
5 years		rr_ExpenseExampleNoRedemptionYear05	1,007
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,204
1 year		rr_AverageAnnualReturnYear01	(0.26%)
5 years	[5]	rr_AverageAnnualReturnYear05
10 years	[5]	rr_AverageAnnualReturnYear10
Since inception		rr_AverageAnnualReturnSinceInception	2.51%
Inception date		rr_AverageAnnualReturnInceptionDate	Sep. 02, 2010
Western Asset Emerging Markets Debt Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.90%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.90%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.20%
1 year		rr_ExpenseExampleYear01	$ 122
3 years		rr_ExpenseExampleYear03	528
5 years		rr_ExpenseExampleYear05	960
10 years		rr_ExpenseExampleYear10	2,164
1 year		rr_ExpenseExampleNoRedemptionYear01	122
3 years		rr_ExpenseExampleNoRedemptionYear03	528
5 years		rr_ExpenseExampleNoRedemptionYear05	960
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,164
1 year		rr_AverageAnnualReturnYear01	1.24%
5 years	[5]	rr_AverageAnnualReturnYear05
10 years	[5]	rr_AverageAnnualReturnYear10
Since inception		rr_AverageAnnualReturnSinceInception	2.40%
Inception date		rr_AverageAnnualReturnInceptionDate	Dec. 07, 2011
Western Asset Emerging Markets Debt Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[6]	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.57%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.50%
1 year		rr_ExpenseExampleYear01	$ 153
3 years		rr_ExpenseExampleYear03	489
5 years		rr_ExpenseExampleYear05	849
10 years		rr_ExpenseExampleYear10	1,861
1 year		rr_ExpenseExampleNoRedemptionYear01	153
3 years		rr_ExpenseExampleNoRedemptionYear03	489
5 years		rr_ExpenseExampleNoRedemptionYear05	849
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,861
Western Asset Emerging Markets Debt Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.95%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.95%
1 year		rr_ExpenseExampleYear01	$ 97
3 years		rr_ExpenseExampleYear03	303
5 years		rr_ExpenseExampleYear05	526
10 years		rr_ExpenseExampleYear10	1,167
1 year		rr_ExpenseExampleNoRedemptionYear01	97
3 years		rr_ExpenseExampleNoRedemptionYear03	303
5 years		rr_ExpenseExampleNoRedemptionYear05	526
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,167
2005		rr_AnnualReturn2005	13.58%
2006		rr_AnnualReturn2006	8.69%
2007		rr_AnnualReturn2007	7.65%
2008		rr_AnnualReturn2008	(19.33%)
2009		rr_AnnualReturn2009	43.01%
2010		rr_AnnualReturn2010	13.04%
2011		rr_AnnualReturn2011	5.41%
2012		rr_AnnualReturn2012	16.23%
2013		rr_AnnualReturn2013	(8.07%)
2014		rr_AnnualReturn2014	1.58%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.00%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(12.15%)
1 year		rr_AverageAnnualReturnYear01	1.58%
5 years		rr_AverageAnnualReturnYear05	5.28%
10 years		rr_AverageAnnualReturnYear10	7.08%
Western Asset Emerging Markets Debt Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.10%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.80%
1 year		rr_ExpenseExampleYear01	$ 82
3 years		rr_ExpenseExampleYear03	320
5 years		rr_ExpenseExampleYear05	577
10 years		rr_ExpenseExampleYear10	1,313
1 year		rr_ExpenseExampleNoRedemptionYear01	82
3 years		rr_ExpenseExampleNoRedemptionYear03	320
5 years		rr_ExpenseExampleNoRedemptionYear05	577
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,313
1 year		rr_AverageAnnualReturnYear01	1.61%
5 years	[5]	rr_AverageAnnualReturnYear05
10 years	[5]	rr_AverageAnnualReturnYear10
Since inception		rr_AverageAnnualReturnSinceInception	(3.00%)
Inception date		rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
Western Asset Emerging Markets Debt Fund | Return after taxes on distributions | Class I
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	(0.48%)
5 years		rr_AverageAnnualReturnYear05	3.37%
10 years		rr_AverageAnnualReturnYear10	4.11%
Western Asset Emerging Markets Debt Fund | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	0.93%
5 years		rr_AverageAnnualReturnYear05	3.34%
10 years		rr_AverageAnnualReturnYear10	4.52%
Western Asset Emerging Markets Debt Fund | JPMorgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 year	[7]	rr_AverageAnnualReturnYear01	5.53%
5 years	[7]	rr_AverageAnnualReturnYear05	7.27%
10 years	[7]	rr_AverageAnnualReturnYear10	7.68%

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 1.50% for Class R shares, 0.95% for Class I shares and 0.80% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	N/A
[6]	"Other expenses" for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[7]	For Class A, Class A2, Class C, Class C1, Class FI and Class IS shares, each for the period from the class' inception date to December 31, 2014, the average annual total return of the JPMorgan Emerging Markets Bond Index Global was 7.04%, 7.26%, 1.74%, 5.52%, 5.34% and 0.00%, respectively.